Financial instruments - valuation - hierarchy of assets (Details) - Recurring - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Level 1
Fair value of assets
Assets	£ 61,909	£ 62,135
Level 1 | Securities
Fair value of assets
Assets	20,865	22,003
Level 1 | Securities
Fair value of assets
Assets	41,044	40,132
Level 2
Fair value of assets
Assets	212,309	190,748
Level 2 | Loans
Fair value of assets
Assets	46,172	44,983
Level 2 | Securities
Fair value of assets
Assets	8,704	7,312
Level 2 | Derivatives
Fair value of assets
Assets	148,800	131,513
Level 2 | Loans
Fair value of assets
Assets	307	768
Level 2 | Securities
Fair value of assets
Assets	8,326	6,172
Level 3
Fair value of assets
Assets	2,554	3,300
Level 3 | Loans
Fair value of assets
Assets	449	120
Level 3 | Securities
Fair value of assets
Assets	555	701
Level 3 | Derivatives
Fair value of assets
Assets	1,229	1,836
Level 3 | Loans
Fair value of assets
Assets	58	136
Level 3 | Securities
Fair value of assets
Assets	£ 263	£ 507